Long-Term Investments (Details 5) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Long-Term Investment [Abstract]
Share of equity method investee losses	$ (66,205)	$ (38,567)	$ (549)
Impairments			(2,549,451)
Total losses on equity investments	$ (66,205)	$ (38,567)	$ (2,550,000)